Note 19 - Net Capital Requirements (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 National Securities [Member]	Sep. 30, 2012 National Securities [Member]	Dec. 31, 2011 National Securities [Member]	Dec. 31, 2012 vFinance Investments [Member]	Sep. 30, 2012 vFinance Investments [Member]	Jun. 30, 2012 vFinance Investments [Member]	Dec. 31, 2012 EquityStation [Member]	Sep. 30, 2012 EquityStation [Member]	Dec. 31, 2012 SEC Requirement [Member]
Minimum Net Capital Required			$ 250,000	$ 250,000		$ 1,000,000	$ 1,000,000	$ 1,000,000		$ 50,000
Net Capital			1,191,000	1,144,000	1,394,000	1,612,000	1,639,000		112,000	145,000	941,000
Alternative Excess Net Capital						612,000	639,000		62,000	95,000
Capital Required to be Well Capitalized to Risk Weighted Assets	20.80%	87.50%				112.50%	132.20%
Alternative Net Capital Requirement									$ 50,000	$ 50,000